Securities (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	$ 104,420
Fair value no maturity
Maturities Up to 12 months	104,420
Maturities Over 12 months
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	52,650
Financial instruments at amortized cost original currency	255,732
Others [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	51,770
Financial instruments at amortized cost original currency	878,640
Sovereign Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	52,650
Fair value no maturity
Maturities Up to 12 months	52,650
Maturities Over 12 months
Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	51,770
Fair value no maturity
Maturities Up to 12 months	51,770
Maturities Over 12 months
Total Sovereign Bonds And Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	104,420
Fair value no maturity
Maturities Up to 12 months	104,420
Maturities Over 12 months